Income taxes - Summary of income tax expense (Detail) - RUB (₽) ₽ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Current tax expense:
Current year		₽ (923,760)	₽ (738,549)		₽ (507,454)
Recognition of provision for uncertain tax positions	₽ (447,034)	(336,326)
Total current tax expense		(1,260,086)	(738,549)		(507,454)
Deferred Tax Reversal [Abstract]
Origination and reversal of temporary differences		168,630	228,947		12,220
Reversal of deferred tax on unremitted earnings		447,034
Total deferred tax reversal		615,664	228,947		12,220
Derecognition of indemnification asset					(325,269)
Total income tax expense		₽ (644,422)	₽ (509,602)	[1]	₽ (820,503)	[2]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.